The E-Valuator Conservative/Moderate (30%-50%) RMS Fund
SCHEDULE OF INVESTMENTS
As of June 30, 2022 (Unaudited)

Number of Shares		Value
	EXCHANGE-TRADED FUNDS — 46.6%
	AGGREGATE BOND — 9.1%
49,271	BlackRock Ultra Short-Term Bond	$2,465,521
	CORPORATE — 13.1%
44,368	Franklin Liberty Senior Loan ETF	1,026,795
26,510	iShares Inflation Hedged Corporate Bond ETF	688,200
6,617	iShares JP Morgan EM Corporate Bond ETF	283,406
69,748	SPDR Portfolio High Yield Bond ETF	1,565,843
		3,564,244
	EMERGING MARKETS — 2.0%
1,631	Columbia EM Core ex-China ETF	41,264
3,203	Schwab Fundamental Emerging Markets Large Co. Index ETF	83,054
6,706	Vanguard Emerging Markets Government Bond ETF	411,078
		535,396
	GLOBAL — 0.7%
938	iShares Global 100 ETF	60,097
2,501	LibertyQ Global Dividend ETF	79,457
661	Vanguard Total World Stock ETF	56,410
		195,964
	INTERNATIONAL — 2.7%
1,056	Cambria Foreign Shareholder Yield ETF	24,563
4,753	Schwab Fundamental International Large Co. Index ETF	134,557
785	Schwab International Small-Cap Equity ETF	24,515
8,389	SPDR Portfolio Developed World ex-US ETF	241,939
239	Vanguard FTSE All World ex-US Small-Cap ETF	24,667
5,674	Vanguard FTSE Developed Markets ETF	231,499
1,536	WisdomTree Global ex-US Quality Dividend Growth Fund	48,676
		730,416
	LARGE-CAP — 12.5%
195	Invesco QQQ Trust Series 1	54,655
1,631	Invesco Russell 1000 Equal Weight ETF	64,017
7,525	Invesco S&P 500 GARP ETF	598,990
4,180	Schwab Fundamental U.S. Large Co. Index ETF	212,762
12,600	Schwab U.S. Dividend Equity ETF	902,538
12,173	Schwab U.S. Large-Cap Growth ETF	705,912
3,976	SPDR Russell 1000 Yield Focus ETF	354,341
3,807	Vanguard Value ETF	502,067
		3,395,282
	MID-CAP — 2.0%
351	Invesco S&P MidCap Momentum ET	24,970
4,929	JPMorgan Diversified Return U.S. Mid Cap Equity ETF	397,820

The E-Valuator Conservative/Moderate (30%-50%) RMS Fund
SCHEDULE OF INVESTMENTS - Continued
As of June 30, 2022 (Unaudited)

Number of Shares		Value
	EXCHANGE-TRADED FUNDS (Continued)
	MID-CAP (Continued)
639	Vanguard Mid-Cap Growth ETF	$112,068
		534,858
	PRECIOUS METALS — 3.0%
19,488	abrdn Silver ETF Trust*	379,431
12,532	iShares Gold Trust*	429,973
		809,404
	SMALL-CAP — 1.2%
1,406	Dimensional U.S. Small Cap ETF	67,488
2,518	JPMorgan Diversified Return U.S. Small Cap Equity ETF	94,223
1,130	Vanguard Small-Cap Value ETF	169,297
		331,008
	THEMATIC — 0.3%
4,358	Global X U.S. Infrastructure Development ETF	99,232
	Total Exchange-Traded Funds
	(Cost $14,154,414)	12,661,325
	EXCHANGE-TRADED NOTES — 1.2%
	INDUSTRIAL METALS — 1.2%
17,296	iPath Series B Bloomberg Copper Subindex Total Return ETN*[1]	320,097
	Total Exchange-Traded Notes
	(Cost $398,467)	320,097
	MUTUAL FUNDS — 50.6%
	AGGREGATE BOND — 9.6%
12,277	Allspring Core Plus Bond Fund - Class R6	142,536
61,236	Bond Fund of America - Class F-3	726,257
10,146	John Hancock Bond Trust - Class R6	141,029
56,477	Lord Abbett Income Fund - Class F	140,627
38,499	Vanguard Core Bond Fund, Admiral Shares	721,471
54,013	Virtus Core Plus Bond - Class R61	730,795
		2,602,715
	AGGREGATE BOND INTERMEDIATE — 2.6%
76,558	TIAA-CREF Core Plus Bond Fund - Class Institutional	714,288
	AGGREGATE BOND SHORT — 0.0%
—[2]	JPMorgan Short Duration Core Plus Fund - Class R6	1
	BANK LOANS — 9.9%
79,191	Credit Suisse Floating Rate High Income Fund - Class I	489,402
133,537	Fidelity Advisor Floating Rate High Income Fund	1,184,469
113,158	T Rowe Price Institutional Floating Rate Fund - Institutional Class	1,027,472
		2,701,343

The E-Valuator Conservative/Moderate (30%-50%) RMS Fund
SCHEDULE OF INVESTMENTS - Continued
As of June 30, 2022 (Unaudited)

Number of Shares		Value
	MUTUAL FUNDS (Continued)
	BLEND LARGE CAP — 4.2%
19,231	DFA U.S. Large Co. Portfolio - Class Institutional	$517,880
2,611	JPMorgan U.S. Research Enhanced Equity Fund - Class R6	76,280
9,277	Schwab S&P 500 Index Fund - Class Select	541,590
		1,135,750
	EMERGING MARKET STOCK — 0.3%
2,819	Fidelity Emerging Markets Index Fund - Class Institutional Premium	28,279
960	New World Fund, Inc. - Class F-3	63,103
		91,382
	EMERGING MARKETS BOND — 1.0%
12,803	Vanguard Emerging Markets Bond Fund, Admiral Shares	271,551
	FOREIGN AGGREGATE BOND — 10.8%
188,893	DFA Short Duration Real Return Portfolio - Class Institutional	1,938,044
98,154	Dodge & Cox Global Bond Fund - Class I	993,314
		2,931,358
	FOREIGN BLEND — 0.1%
1,332	Rainier International Discovery Series - Class Z	28,649
	FOREIGN VALUE — 0.2%
3,999	DFA International Value Portfolio - Class Institutional	67,742
	GROWTH BROAD MARKET — 0.2%
1,037	New Perspective Fund - Class R-6	50,295
	GROWTH LARGE CAP — 2.6%
16,654	TIAA-CREF Large-Cap Growth Index Fund - Class Institutional	692,645
	GROWTH SMALL CAP — 0.4%
270	Hood River Small-Cap Growth Fund - Class Retirement	12,229
1,026	Vanguard Explorer Fund, Admiral Shares	90,165
		102,394
	HIGH YIELD BOND — 3.6%
16,532	AB High Yield Portfolio - Class Advisor	136,886
92,409	American High-Income Trust - Class F-3	831,679
		968,565
	INFLATION PROTECTED — 3.3%
27,463	Allspring Real Return Fund - Class R6	275,452
53,660	Lord Abbett Inflation Focused Fund - Class F	633,731
		909,183

The E-Valuator Conservative/Moderate (30%-50%) RMS Fund
SCHEDULE OF INVESTMENTS - Continued
As of June 30, 2022 (Unaudited)

Number of Shares		Value
	MUTUAL FUNDS (Continued)
	VALUE LARGE CAP — 1.8%
6,516	Vanguard Windsor Fund, Admiral Shares	$479,938
	Total Mutual Funds
	(Cost $15,360,228)	13,747,799
	MONEY MARKET FUNDS — 1.6%
453,186	Gabelli U.S. Treasury Money Market Fund - Class AAA, 0.97%[3]	453,186
	Money Market Funds
	(Cost $453,186)	453,186
	TOTAL INVESTMENTS — 100.0%
	(Cost $30,366,295)	27,182,407
	Liabilities in Excess of Other Assets — (0.0)%	(13,401)
	TOTAL NET ASSETS — 100.0%	$27,169,006

*Non-income producing security.
[1]Foreign security denominated in U.S. Dollars.
[2]Amount represents less than 0.5 shares.
[3]Effective 7 day yield as of June 30, 2022.